Income Taxes - Net Deferred Tax Assets Presented on Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Long-term deferred tax assets	$ 864	$ 819
Long-term deferred tax liabilities	(302)	(277)
Net deferred tax assets	$ 562	$ 542